Long-Term Equity Investments - Summary of Common Shares Held (Detail) - USD ($) shares in Thousands, $ in Thousands		3 Months Ended					6 Months Ended
		Jun. 30, 2023		Mar. 31, 2023	Jun. 30, 2022		Jun. 30, 2023		Dec. 31, 2022	Jun. 30, 2022		Mar. 31, 2022	Dec. 31, 2021
Long term investments - common shares held [line items]
Fair value		$ 255,076		$ 308,330	$ 60,103		$ 255,076		$ 255,535	$ 60,103		$ 91,344	$ 59,941
Cost of Addition		48,863			2,633		57,031			33,946
Proceeds of Disposition	[1]	(49,034)					(49,061)
Fair value adjustment gains (losses)	[3]	(53,083)	[2]		(33,874)	[4]	(8,429)	[4]		(33,784)	[4]
Fair value ending balance		255,076		308,330	$ 60,103		255,076		255,535	$ 60,103
Realized gain (loss) on disposal		$ 945					$ (45)
Bear Creek [member]
Long term investments - common shares held [line items]
Shares owned		13,264			13,264		13,264			13,264
Percentage of outstanding shares owned		8.58%			8.70%		8.58%			8.70%
Fair value		$ 5,510		6,763	$ 8,235		$ 5,510		7,443	$ 8,235		11,358	12,764
Fair value adjustment gains (losses)		(1,253)	[2]		(3,123)	[4]	(1,933)	[1]		(4,529)	[4]
Fair value ending balance		$ 5,510		6,763	$ 8,235		$ 5,510		7,443	$ 8,235
Sabina [member]
Long term investments - common shares held [line items]
Shares owned					31,095					31,095
Percentage of outstanding shares owned		0.00%			5.67%		0.00%			5.67%
Fair value				47,104	$ 25,579				30,535	$ 25,579		34,476	13,381
Cost of Addition					2,633					19,833
Proceeds of Disposition	[1]	$ (48,832)					$ (48,832)
Fair value adjustment gains (losses)		1,728	[2]		(11,530)	[4]	18,297	[1]		(7,635)	[4]
Fair value ending balance				47,104	$ 25,579				30,535	$ 25,579
Realized gain (loss) on disposal		$ 872					$ 872
Kutcho [member]
Long term investments - common shares held [line items]
Shares owned		18,640			18,640		18,640			18,640
Percentage of outstanding shares owned		13.27%			14.97%		13.27%			14.97%
Fair value		$ 2,604		3,994	$ 4,340		$ 2,604		3,097	$ 4,340		8,502
Cost of Addition										11,721
Fair value adjustment gains (losses)		(1,390)	[2]		(4,162)	[4]	(493)	[1]		(7,381)	[4]
Fair value ending balance		$ 2,604		3,994	4,340		$ 2,604		3,097	4,340
Hecla [Member]
Long term investments - common shares held [line items]
Shares owned		34,980					34,980
Percentage of outstanding shares owned		5.71%					5.71%
Fair value		$ 180,149		221,628			$ 180,149		194,668
Proceeds of Disposition	[1]	(202)					(202)
Fair value adjustment gains (losses)		(41,277)	[2]				(14,317)	[1]
Fair value ending balance		180,149		221,628			180,149		194,668
Realized gain (loss) on disposal		$ 73					$ 73
BTwoGold [Member]
Long term investments - common shares held [line items]
Shares owned		12,025					12,025
Percentage of outstanding shares owned		0.93%					0.93%
Fair value		$ 42,867					$ 42,867
Cost of Addition		48,832					48,832
Fair value adjustment gains (losses)		(5,965)	[2]				(5,965)	[1]
Fair value ending balance		42,867					42,867
Other investments [member]
Long term investments - common shares held [line items]
Fair value		23,946		28,841	21,949		23,946		19,792	21,949		$ 37,008	$ 33,796
Cost of Addition		31					8,199			2,392
Proceeds of Disposition	[1]						(27)
Fair value adjustment gains (losses)		(4,926)	[2]		(15,059)	[4]	(4,018)	[1]		(14,239)	[4]
Fair value ending balance		$ 23,946		$ 28,841	$ 21,949		23,946		$ 19,792	$ 21,949
Realized gain (loss) on disposal							$ (990)

[1]	The disposal of the Sabina shares was as a result of the acquisition of Sabina by B2Gold, while the partial disposition of the Hecla shares was made in order to capitalize on Hecla’s share price appreciation.
[2]	Fair Value Gains (Losses) are reflected as a component of Other Comprehensive Income (“OCI”).
[3]	LTIs = long-term investments – common shares held.
[4]	Fair Value Gains (Losses) are reflected as a component of OCI.